GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gain (Loss) on Disposition of Assets [Abstract]
Loss on sale of vessels	$ 0	$ (2,578)	$ (1,699)
Gain on termination of charters	0	0	2,823
Total Gain/(loss) on sale of assets and termination of charters	$ 0	$ (2,578)	$ 1,124